Convertible debentures (Schedule of detailed information about USD denominated debentures with embedded derivatives) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Consolidated Statements of Financial Position
Convertible debentures	$ 3,081,518	$ 2,599,074
Derivative liabilities	533,562	765,425
USD denominated debentures with embedded derivatives [Member]
Consolidated Statements of Financial Position
Convertible debentures	199,799	87,560
Derivative liabilities	336,292	561,059
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	304,000	213,600
Issuance during the year	449,000	563,600
Conversion	(447,000)	(397,600)
Repayment	(80,000)	(75,600)
Outstanding at year-end	$ 226,000	$ 304,000
Terms of Loan
Annual interest rate	4.00%	4.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 56	$ 39,993
Interest payable	14,515	10,953
Convertible debentures	14,571	50,946
Derivative liabilities	153,804	370,759
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	136,533	57,111
Interest expense	11,390	27,053
Gain on revaluation of derivative liabilities	(73,082)	196,842
Loss on conversion of convertible debentures	54,436	49,738
Loss (gain) on extinguishment of convertible debentures	(116,490)	2,219
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	447,000	397,600
Amount of interest converted to common shares	$ 6,060	$ 23,100
Number of common shares issued on conversion of convertible debentures	29,409,479	29,106,847
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 80,000	$ 75,600
Amount of interest repaid in cash	$ 1,767	$ 5,973
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	4070.00%	139.00%
Remaining life (in months)	9 months	6 months
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	5278.00%	5044.00%
Remaining life (in months)	12 months	11 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 121,000	$ 101,250
Issuance during the year	273,770	307,250
Conversion	(106,000)	(287,500)
Repayment	0	0
Outstanding at year-end	288,770	$ 121,000
Terms of Loan
Annual interest rate		10.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	165,564	$ 23,429
Interest payable	19,664	13,185
Convertible debentures	185,228	36,614
Derivative liabilities	182,489	190,300
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	201,711	165,753
Interest expense	19,965	21,916
Gain on revaluation of derivative liabilities	(106,213)	294,673
Loss on conversion of convertible debentures	42,048	281
Loss (gain) on extinguishment of convertible debentures	0	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	106,000	287,500
Amount of interest converted to common shares	$ 20,986	$ 21,969
Number of common shares issued on conversion of convertible debentures	13,585,550	33,421,726
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 0	$ 0
Amount of interest repaid in cash	$ 0	$ 0
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Annual interest rate	2.00%
Effective annual interest rate	2573.00%	4338.00%
Remaining life (in months)	0 months	3 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Annual interest rate	10.00%
Effective annual interest rate	20559.00%	5368.00%
Remaining life (in months)	5 months	12 months
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 0	$ 308,000
Conversion	0	(308,000)
Outstanding at year-end	0	$ 0
Terms of Loan
Annual interest rate		5.00%
Effective annual interest rate		5234.00%
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	0	$ 261,042
Interest expense	0	22,443
Gain on revaluation of derivative liabilities	0	11,451
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0	308,000
Amount of interest converted to common shares	$ 0	$ 18,339
Number of common shares issued on conversion of convertible debentures	0	19,510,390